INTANGIBLE FIXED ASSETS NON-CURRENT	12 Months Ended
Dec. 31, 2025
INTANGIBLE FIXED ASSETS NON-CURRENT
INTANGIBLE FIXED ASSETS NON-CURRENT

16.INTANGIBLE FIXED ASSETS NON-CURRENT

		Digital	Power	2025
	Goodwill	assets	Contract	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2025	35	5,139	—	5,174
Additions	—	—	5,400	5,400
Disposals	—	(31)	—	(31)
Foreign exchange movement	2	—	—	—
At 31 December 2025	37	5,108	5,400	10,543

Amortisation and impairment
At 1 January 2025	—	4,998	—	4,998
Foreign exchange movement	—	(6)	—	(8)
Impairment	—	116	—	116
At 31 December 2025	—	5,108	—	5,106
Balance At 31 December 2025	37	—	5,400	5,437

		Digital	2024
	Goodwill	assets	Total
Group	$’000	$’000	$’000
Cost
At 1 January 2024	112	5,329	5,441
Foreign Exchange Movements	—	(60)	(60)
Disposals	(77)	(130)	(207)
At 31 December 2024	35	5,139	5,174

Amortisation and impairment
At 1 January 2024	—	4,553	4,553
Foreign exchange movement	—	(28)	(28)
Impairment	—	473	473
At 31 December 2024	—	4,998	4,998
Balance At 31 December 2024	35	141	176

Digital assets are cryptocurrencies not mined by the Group. The Group held crypto assets during the year, which are recorded at cost on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, impairment of the intangible assets and any increase in fair value are recorded in the fair value reserve.

The digital assets held below are held in Argo Labs (a division of the Group) as discussed above. The assets are all held in secure custodian wallets controlled by the Group team and not by individuals within the Argo Labs team. The assets detailed below are not accessible and illiquid in nature.

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	182	—
NFT	211	—
Other tokens and other digital assets	N/A	—
As at 31 December 2025	—	—

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	182	1
NFT	211	1
USDC (stable coin – fixed to USD)	31,710	32
Other tokens and other digital assets	N/A	107
As at 31 December 2024	—	141